Loans and Allowance for Credit Losses - Reconciliation of Allowance for Credit Losses - Wholesale (Detail) - Wholesale [member] - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020
Disclosure of credit risk exposure [line items]
Balance at beginning of period	$ 2,795	$ 1,165
Provision for credit losses
Model changes	25
Originations	601	860
Maturities	(988)	(780)
Changes in risk, parameters and exposures	(198)	2,060
Write-offs	(253)	(437)
Recoveries	53	57
Exchange rate and other	(238)	(130)
Balance at end of period	1,797	2,795
Performing Stage one [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	995	281
Provision for credit losses
Model changes	1
Transfers to Stage 1	581	154
Transfers to Stage 2	(132)	(200)
Transfers to Stage 3	(4)	(14)
Originations	601	860
Maturities	(488)	(479)
Changes in risk, parameters and exposures	(931)	410
Exchange rate and other	(57)	(17)
Balance at end of period	566	995
Performing Stage two [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	1,132	396
Provision for credit losses
Model changes	24
Transfers to Stage 1	(576)	(149)
Transfers to Stage 2	161	221
Transfers to Stage 3	(60)	(116)
Maturities	(500)	(301)
Changes in risk, parameters and exposures	689	1,091
Exchange rate and other	(76)	(10)
Balance at end of period	794	1,132
Impaired Stage three [member]
Disclosure of credit risk exposure [line items]
Balance at beginning of period	668	488
Provision for credit losses
Transfers to Stage 1	(5)	(5)
Transfers to Stage 2	(29)	(21)
Transfers to Stage 3	64	130
Changes in risk, parameters and exposures	44	559
Write-offs	(253)	(437)
Recoveries	53	57
Exchange rate and other	(105)	(103)
Balance at end of period	$ 437	$ 668